Jul. 20, 2023
Supplement dated
July 20, 2023

to the

Opus Small Cap Value ETF (OSCV)
(the “Fund”)

Summary Prospectus dated August 31, 2022
and Prospectus and Statement of Additional Information (“SAI”), each dated August 31, 2022, as supplemented May 1, 2023

Please retain this Supplement for future reference.
Opus Small Cap Value ETF
Opus Small Cap Value ETF
The first paragraph of the section entitled “Principal Investment Strategies” of the Summary Prospectus and summary section entitled “Principal Investment Strategies” of the Prospectus is deleted in its entirety and replaced with the following:
The Fund is an actively managed exchange-traded fund (“ETF”) that invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization U.S. companies. The Fund defines small-capitalization companies as those that, at the time of investment, fall within the lowest 15% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million), as calculated annually. As of April 30, 2023, there were approximately 4,372 small-capitalization companies, and those companies had market capitalizations ranging up to approximately $12.87 billion. The Fund’s equity securities primarily include common stocks, real estate investment trusts (“REITs”), and American Depositary Receipts (“ADRs”) representing the stock of a foreign company. The Fund will generally limit its investments in ADRs to 20% of its total assets. The Fund may invest in securities offered in an initial public offering (“IPO”) or in companies that have recently completed an IPO.